UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)







PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2011








                                                                      (Form N-Q)

48502-0811                                  (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from either Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
PRE      Prerefunded to a date prior to maturity

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1   | USAA Virginia Bond Fund

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PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
June 30, 2011 (unaudited)

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON          FINAL       VALUE
(000)        SECURITY                                                RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (94.4%)

             VIRGINIA (86.0%)
$   3,305    Abingdon Town IDA                                       5.25%     7/01/2016    $  3,311
    1,360    Abingdon Town IDA                                       5.38      7/01/2028       1,360
    2,500    Albemarle County IDA                                    5.00      1/01/2031       2,166
    1,000    Alexandria IDA                                          4.75      1/01/2036       1,012
    2,000    Amherst IDA                                             5.00      9/01/2026       1,962
    2,000    Amherst IDA                                             4.75      9/01/2030       1,855
   15,000    Arlington County IDA                                    5.00      7/01/2031      15,011
    5,310    Bedford County EDA (INS)                                5.25      5/01/2031       5,440
    8,065    Biotechnology Research Park Auth. (PRE)                 5.00      9/01/2021       8,131
    2,615    Capital Region Airport Commission (INS)                 5.00      7/01/2031       2,673
    5,000    Chesapeake Bay Bridge & Tunnel District                 5.50      7/01/2025       5,252
    5,000    College Building Auth.                                  5.00      6/01/2029       4,755
   10,000    College Building Auth.                                  5.00      3/01/2034      10,315
   11,710    College Building Auth.                                  5.00      6/01/2036      10,511
    3,290    College Building Auth. (PRE)                            5.00      6/01/2036       3,888
    5,400    Commonwealth Housing Dev. Auth.                         4.60      4/01/2028       5,388
    4,005    Commonwealth Port Auth.                                 5.00      7/01/2030       4,162
    3,715    Dinwiddie County IDA (INS)                              5.00      2/15/2034       3,634
   11,145    Fairfax (INS)                                           4.75      1/15/2035      11,281
    1,255    Fairfax                                                 4.75      1/15/2036       1,270
    7,100    Fairfax County EDA                                      5.00     10/01/2027       6,847
   12,700    Fairfax County EDA (INS)                                5.00      4/01/2029      13,243
    7,980    Fairfax County EDA                                      5.00      1/15/2030       8,216
    6,150    Fairfax County EDA                                      5.00      4/01/2032       6,243
    5,750    Fairfax County EDA                                      4.88     10/01/2036       5,063
    7,500    Fairfax County EDA                                      5.13     10/01/2037       6,774
    1,500    Fairfax County IDA                                      5.25      5/15/2026       1,600
    5,770    Farms of New Kent Community Dev. Auth.                  5.45      3/01/2036       3,737
   12,275    Fauquier County IDA (INS)                               5.25     10/01/2025      12,437
    1,000    Fauquier County IDA                                     5.00     10/01/2027         990
    8,825    Fauquier County IDA                                     5.25     10/01/2037       8,688
    6,195    Frederick County IDA (INS)                              4.75      6/15/2036       5,997
    2,500    Fredericksburg City EDA                                 5.25      6/15/2023       2,714
    7,500    Front Royal & Warren County IDA (INS)                   5.00      4/01/2029       7,612
    9,030    Hampton (INS) (PRE)                                     5.25      1/15/2023       9,709
    9,000    Hampton Roads Sanitation District                       5.00      4/01/2033       9,379
   12,185    Hanover County IDA (INS)                                6.38      8/15/2018      13,589
    2,000    Harrisonburg IDA (INS)                                  5.00      8/15/2031       1,909
   10,000    Harrisonburg IDA (INS)                                  4.50      8/15/2039       8,255
   10,000    Henrico County                                          5.00      5/01/2036      10,300
    3,200    Henrico County EDA                                      5.00     10/01/2027       3,023
    9,350    Henrico County EDA                                      5.60     11/15/2030       9,384
      400    Henrico County EDA (PRE)                                5.60     11/15/2030         429
    5,170    Henrico County EDA                                      5.00     10/01/2035       4,549
    4,105    Housing Dev. Auth.                                      4.50      1/01/2039       3,817
    1,000    King George County IDA (INS)                            5.00      3/01/2032       1,007
    5,000    Lewistown Commerce Center Community Dev. Auth.,
                acquired 10/12/07; cost $5,000(a),(b),(c)            5.75      3/01/2019       4,148

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2  | USAA Virginia Bond Fund

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
----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON          FINAL       VALUE
(000)        SECURITY                                                RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------
$   5,000    Lexington IDA                                           5.00%    12/01/2036    $  5,221
    5,000    Marquis Community Dev. Auth.,
               acquired 11/16/07;  cost $5,000(a),(b)                5.63      9/01/2018       4,010
    5,000    Montgomery County EDA                                   5.00      6/01/2035       5,195
    5,500    Montgomery County IDA                                   5.00      2/01/2029       5,704
    5,245    Newport News EDA                                        5.00      7/01/2031       5,437
    1,850    Norfolk Redevelopment and Housing Auth.                 5.50     11/01/2019       1,876
    4,963    Peninsula Town Center Community Dev. Auth.              6.45      9/01/2037       4,603
    2,815    Powhatan County EDA (INS)                               5.00      3/15/2032       2,848
    1,620    Prince William County (INS)                             5.00      9/01/2024       1,703
    1,210    Prince William County IDA                               5.50     10/01/2017       1,290
    1,695    Prince William County IDA                               5.00     10/01/2018       1,778
    1,350    Prince William County IDA                               5.50    1 0/01/2019       1,421
    3,370    Prince William County IDA                               4.88      1/01/2020       2,156
    3,985    Prince William County IDA                               5.38     10/01/2023       4,121
    8,000    Prince William County IDA                               5.13      1/01/2026       4,954
    7,500    Prince William County IDA                               5.50     10/01/2033       7,559
    5,310    Rappahannock Regional Jail Auth. (INS)                  4.75     12/01/2031       5,329
    6,280    Rappahannock Regional Jail Auth. (INS)                  4.50     12/01/2036       6,099
    3,945    Resources Auth.                                         4.75     11/01/2035       3,990
    2,000    Resources Auth.                                         4.38     11/01/2036       1,932
    2,135    Reynolds Crossing Community Dev. Auth.                  5.10      3/01/2021       2,037
    2,500    Richmond (INS)                                          4.50      1/15/2033       2,507
    2,000    Richmond                                                5.00      1/15/2035       2,078
    4,500    Richmond                                                5.00      1/15/2040       4,656
    5,120    Roanoke County EDA (INS)                                5.00     10/15/2027       5,413
    2,850    Roanoke County EDA (INS)                                5.00     10/15/2032       2,919
    4,285    Roanoke County EDA (INS)                                5.13     10/15/2037       4,371
    7,000    Roanoke County IDA (INS)                                5.00      7/01/2038       6,853
      420    Small Business Financing Auth.                          5.00      4/01/2025         430
      185    Small Business Financing Auth.                          5.25      4/01/2026         192
    1,500    Small Business Financing Auth.                          5.25      9/01/2027       1,448
      855    Small Business Financing Auth.                          5.50      4/01/2028         893
      750    Small Business Financing Auth.                          5.50      4/01/2033         761
   15,000    Small Business Financing Auth.                          5.25      9/01/2037      13,378
   11,945    Small Business Financing Auth.                          5.00     11/01/2040      12,080
    4,000    Southampton County                                      5.00      4/01/2025       4,041
    6,345    Spotsylvania County EDA (INS)                           5.00      2/01/2031       6,423
    7,400    Stafford County and City of Staunton IDA (INS)          5.25      8/01/2031       7,563
   16,155    Stafford County and City of Staunton IDA (INS)          5.25      8/01/2036      16,251
   10,000    Tobacco Settlement Financing Corp.                      5.00      6/01/2047       6,140
   10,850    Univ. of Virginia                                       5.00      6/01/2027      11,128
    5,000    Upper Occoquan Sewage Auth.                             5.00      7/01/2041       5,158
    4,480    Virginia Housing Dev. Auth.                             4.60      9/01/2040       4,267
    3,000    Virginia Port Auth.                                     5.00      7/01/2030       3,127
   10,000    Virginia Port Auth.                                     5.00      7/01/2040      10,115
    1,435    Virginia Resources Auth.                                5.00     11/01/2040       1,485
    2,165    Washington County IDA                                   5.25      8/01/2030       2,257
    2,160    Washington County IDA                                   5.50      8/01/2040       2,236
    4,862    Watkins Centre Community Dev. Auth.                     5.40      3/01/2020       4,721
    3,000    Winchester IDA                                          5.63      1/01/2044       3,054
                                                                                            --------
                                                                                             498,244
                                                                                            --------
             DISTRICT OF COLUMBIA (4.8%)
    2,825    Metropolitan Airports Auth.                             5.00     10/01/2029       2,932
   12,465    Metropolitan Airports Auth.                             5.00     10/01/2030      12,812
   11,230    Metropolitan Airports Auth.                             5.00     10/01/2039      11,170
    1,000    Metropolitan Area Transit Auth.                         5.13      7/01/2032       1,039
                                                                                            --------
                                                                                              27,953
                                                                                            --------
             PUERTO RICO (3.6%)
    6,180    Commonwealth (PRE)                                      5.25      7/01/2032       7,413
    2,000    Electric Power Auth.                                    5.25      7/01/2028       1,987

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3  | USAA Virginia Bond Fund

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
----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON          FINAL       VALUE
(000)        SECURITY                                                RATE       MATURITY       (000)
----------------------------------------------------------------------------------------------------
$  11,000    Sales Tax Financing Corp.                               5.75%     8/01/2037    $ 11,227
                                                                                              20,627
                                                                                            --------
             Total Fixed-Rate Instruments (cost: $558,591)                                   546,824
                                                                                            --------
             VARIABLE-RATE DEMAND NOTES (4.1%)

             VIRGINIA (3.2%)
    3,495    Albemarle County IDA (LOC - SunTrust Bank)              0.55      6/01/2037       3,495
   15,000    Fairfax County EDA (LOC - SunTrust Bank)                0.55      6/01/2037      15,000
                                                                                            --------
                                                                                              18,495
                                                                                            --------
             PUERTO RICO (0.9%)
    5,100    Electric Power Auth. (LIQ)(LOC - Dexia Credit
                Local)(a)                                            2.60      7/01/2026       5,100
                                                                                            --------
             Total Variable-Rate Demand Notes (cost: $23,595)                                 23,595
                                                                                            --------
             TOTAL INVESTMENTS (COST: $582,186)                                             $570,419
                                                                                            ========


($ IN 000s)                                        VALUATION HIERARCHY
                                                   -------------------

                                     (LEVEL 1)
                                   QUOTED PRICES       (LEVEL 2)
                                     IN ACTIVE           OTHER           (LEVEL 3)
                                      MARKETS         SIGNIFICANT       SIGNIFICANT
                                   FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                ASSETS            INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------
FIXED-RATE INSTRUMENTS             $          --      $   546,824      $         --     $    546,824
VARIABLE-RATE DEMAND NOTES                    --           23,595                --           23,595
----------------------------------------------------------------------------------------------------
TOTAL                              $          --      $   570,419      $         --     $    570,419
----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                             FIXED-RATE INSTRUMENTS
---------------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                               $  3,572
Purchases                                                                                         -
Sales                                                                                             -
Transfers into Level 3                                                                            -
Transfers out of Level 3                                                                     (3,572)
Net realized gain (loss)                                                                          -
Change in net unrealized appreciation/depreciation                                                -
---------------------------------------------------------------------------------------------------
Balance as of June 30, 2011                                                                $      -
---------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels 1 and 2. Fixed-rate instruments with a value of $3,572,000 were transferred from Level 3 to Level 2 as market quotations from the pricing service became available. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5  | USAA Virginia Bond Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $11,052,000 and $22,819,000, respectively, resulting in net unrealized depreciation of $11,767,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $579,359,000 at June 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2011, was $8,158,000, which represented 1.4% of the Fund's net assets.
(c) Security was fair valued at June 30, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

7  | USAA Virginia Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      08/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.